Organization and Description of Business - Schedule of Financial Statements and Balances of the VIE and Its Subsidiaries (Details) - VIE [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries [Line Items]
Current assets	$ 4,680,414	$ 7,614,033
Non-current assets	528,032	6,388
Total assets	5,208,446	7,620,421
Current liabilities	4,175,038	6,745,091
Non-current liabilities	43,972	116,892
Total liabilities	$ 4,219,010	$ 6,861,983